Equity Incentive Schemes and Stock Compensation Charges - Summary of Movement in Non-Vested Share Options (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options Outstanding Number of Shares
Beginning Balance (in shares)	358,030
Granted (in shares)	107,737
Vested (in shares)	(124,605)
Forfeited (in shares)	(12,261)
Ending Balance (in shares)	328,901	358,030
Weighted Average Exercise Price
Beginning balance (USD per share)	$ 103.68
Granted (USD per share)	159.83
Vested (USD per share)	92.25
Forfeited (USD per share)	117.41
Ending balance (USD per share)	125.89	$ 103.68
Weighted Average Fair Value
Beginning Balance (USD per share)	31.28
Granted (USD per share)	42.43	43.43	$ 36.84
Vested (USD per share)	27.51
Forfeited (USD per share)	34.50
Ending Balance (USD per share)	$ 36.24	$ 31.28